16. LOANS AND FINANCING (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LoansAndFinancingLineItems [Line Items]
Total of loans and financing	R$ 18,620,279	R$ 22,165,444	R$ 20,444,378
Mortgage guarantees	51,237	267,862
Related to FINEM-BNDES [Member]
LoansAndFinancingLineItems [Line Items]
Mortgage guarantees	45,516	217,620
Related to Tax Incentives and Other [Member]
LoansAndFinancingLineItems [Line Items]
Mortgage guarantees	R$ 5,721	R$ 50,242